Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets
	Other intangible assets
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Cost	5,927	6,769
Less: accumulated amortization	(1,937)	(2,179)
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	3,990	4,590
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Components of other tangible assets
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,577	2,215
Land use right of factory land in Xinxing, Guangdong, PRC	2,413	2,375
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	3,990	4,590
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Schedule of amortization expenses
$ in thousands
2014	244
2015	244
2016	244
2017	244
2018	244
Thereafter	3,370
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Total	4,590
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